Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 0
Statutory income tax rate	26.80%	26.70%
Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforwards for which no deferred income tax asset has been recognized	$ 15
Non Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforwards for which no deferred income tax asset has been recognized	$ 593